ORGANIZATION AND BUSINESS BACKGROUND (Details Textual)	1 Months Ended		12 Months Ended								1 Months Ended
	May 18, 2011 USD ($)	May 18, 2011 SGD	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 01, 2010	Sep. 01, 2009 USD ($)	Feb. 03, 2010 Gifted Time Holdings Limited [Member]	Feb. 02, 2010 Gifted Time Holdings Limited [Member]	Sep. 07, 2007 Gifted Time Holdings Limited [Member]	Dec. 23, 2009 Beijing Hollysys [Member] USD ($)	Dec. 23, 2009 Beijing Hollysys [Member] CNY	Jul. 01, 2009 Beijing Hollysys [Member] USD ($)	Jul. 01, 2009 Beijing Hollysys [Member] CNY	Jun. 30, 2012 Beijing Hollysys [Member]	Jan. 01, 2010 Beijing Hollysys [Member]	Sep. 07, 2007 Beijing Hollysys [Member]	Jun. 30, 2012 Hangzhou Hollysys Automation Co., Ltd [Member]	Sep. 07, 2007 Hangzhou Hollysys Automation Co., Ltd [Member]	Sep. 07, 2007 Hangzhou Hollysys [Member]	Mar. 16, 2010 Unionway Resources Limited [Member] USD ($)
Percentage of ownership interest held	100.00%	100.00%			49.00%	28.04%		40.00%	60.00%	100.00%	24.11%	24.11%	75.89%	75.89%		100.00%	74.11%		60.00%	40.00%
Minority Interest Ownership Percentage By Noncontrolling Owners Acquried													1.78%	1.78%
Acquisition of equity interest from non-controlling interest			$ 0	$ 0	$ 10,373,600								$ 2,638,793	18,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,006,788	1,006,788									4,413,948	4,413,948
Business Acquisition, Cost of Acquired Entity, Cash Paid	33,789,285	41,500,000					279,120				9,917,063	67,634,366.25
Equity Method Investments, Fair Value Disclosure																					$ 53,011,515
Interest Holding Percentage Through Reorganisation Arrangement															74.11%
Interest Holding Percentage Through Reorganisation Arrangement1																		60.00%